Cover page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41842
Entity Registrant Name	Abivax SA
Entity Address, Address Line One	7-11 boulevard Haussmann
Entity Address, Postal Zip Code	75009
Entity Address, City or Town	Paris
Entity Address, Country	FR
Amendment Flag	false
Document Period End Date	2026
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001956827
Document Period End Date	--12-31
Current Fiscal Year End Date	Jun. 30, 2026